Common stock (Details Narrative) - USD ($)													3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Feb. 04, 2025	Jan. 29, 2025	Jan. 10, 2025	Sep. 25, 2024	Aug. 23, 2024	Aug. 05, 2024	Jun. 28, 2024	Feb. 21, 2024	Jan. 29, 2024	Jan. 23, 2024	Jul. 17, 2023	May 26, 2023	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Jul. 03, 2024	Oct. 27, 2022	Oct. 26, 2022
Class of Stock [Line Items]
Common stock voting rights																			Class A Common Stock has super majority voting rights with the holder of each outstanding share of Class A Common Stock being entitled to 200 votes per share on all such matters, including, but not limited to, election of the Board of Directors.
Common stock shares authorized													149,500,000			149,500,000			149,500,000	149,500,000	75,000,000	74,500,000
Common stock, par value													$ 0.00001			$ 0.00001			$ 0.00001	$ 0.00001		$ 0.00001
Issuance of shares								70,002			476,338
Issuance of stock, value													$ 326,260	$ 91,840					$ 70,919
Number of shares of common stock																			1
Cash proceeds											$ 20,000					$ 418,100			$ 90,919
Advances from chairman																	$ 467,000		467,000	285,000
Cashless exercise of options, shares								75,000
Interest payable																				$ 9,547
Fair value of warrants											$ 7,915								$ 38,424
Share price											$ 0.0637								$ 0.11
Warrants expiration period											3 years		1 year 6 months 7 days			1 year 6 months 7 days			3 years
Fair value stock price		$ 0.125			$ 0.226		$ 0.226		$ 0.125	$ 0.0376	$ 0.0637		$ 0.073			$ 0.073			$ 0.11
Exercise price		$ 0.12			$ 0.226		$ 0.226		$ 0.12	$ 0.036	$ 0.0588								$ 0.11
Term		6 years 3 months 18 days			6 years 3 months 18 days		10 years		6 years 3 months 18 days	10 years	3 years								3 years	3 years
Volatility		194.00%			191.00%		178.00%		194.00%	178.00%	165.00%								170.00%
Discount rate		4.44%			3.71%		4.36%		4.44%	4.14%	4.34%								4.46%
Dividend yield		0.00%			0.00%		0.00%		0.00%	0.00%	0.00%								0.00%	0.00%
Common Stock [Member]
Class of Stock [Line Items]
Issuance of shares													5,576,756	1,369,961					1,122,672
Issuance of stock, value													$ 56	$ 14					$ 11
Number of shares of common stock											1
Cash proceeds																$ 500,000		$ 500,000
Company issued value common stock for conversions																				$ 223,733
Company issued common stock for conversions													2,410,068	436,904	185,381	2,846,972			867,389	5,666,917
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Company issued common stock for conversions																				5,666,917
Private Placement [Member]
Class of Stock [Line Items]
Shares issued			1,133,574
January 2024 Note [Member]
Class of Stock [Line Items]
Company issued value common stock for conversions																			$ 110,000
Shares issued																			867,389
Investor [Member]
Class of Stock [Line Items]
Warrants expiration period																				3 years
Investment Agreement [Member]
Class of Stock [Line Items]
Unamortized deferred offering cost																			$ 0
Investment Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Issuance of shares				100,000
Issuance of stock, value				$ 20,000
Investor [Member]
Class of Stock [Line Items]
Share based compensation																				$ 36,686
Investor [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of shares												978,300
Shares issued												978,300
Investor [Member] | Stock Compensation And Subscription Agreement [Member]
Class of Stock [Line Items]
Share based compensation						$ 45,000						$ 12,229
Patricia Madaris [Member]
Class of Stock [Line Items]
Advances from chairman																			$ 124,693
Restricted Stock [Member] | Investment Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Number of shares of common stock																6,946,717			1,122,672
Cash proceeds																$ 418,099			$ 90,919
Restricted Stock [Member] | Investor [Member] | Stock Compensation And Subscription Agreement [Member]
Class of Stock [Line Items]
Issuance of shares	1,000,000					225,000						978,300
Issuance of stock, value						$ 45,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized													500,000			500,000			500,000	500,000		500,000
Common stock, par value													$ 0.00001			$ 0.00001			$ 0.00001	$ 0.00001		$ 0.00001
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of stock, value
Minimum [Member]
Class of Stock [Line Items]
Common stock shares authorized																							25,000,000
Conversion price																				0.0297
Share price																				0.144
Fair value stock price																				0.04
Exercise price																				0.0419
Minimum [Member] | Common Stock [Member]
Class of Stock [Line Items]
Company issued value common stock for conversions																$ 27,660
Conversion price													$ 0.046995			$ 0.046995
Maximum [Member]
Class of Stock [Line Items]
Common stock shares authorized																						75,000,000
Conversion price																				0.0888
Share price																				0.262
Fair value stock price																				0.0637
Exercise price																				$ 0.0753
Maximum [Member] | Common Stock [Member]
Class of Stock [Line Items]
Company issued value common stock for conversions																$ 128,860
Conversion price													$ 0.06495			$ 0.06495
Maximum [Member] | Investment Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Number of shares of common stock				10,000,000